SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Aug. 18, 2021
Property, Plant and Equipment [Line Items]
Cash	$ 118,183			$ 118,183	$ 337,595
Cash Equivalents, at Carrying Value	0			0	0
Marketable Securities held in trust account	118,577,540			118,577,540	116,728,213
Unrecognized Tax Benefits	0			0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0			$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent	26.60%	0.00%	0.00%	4.30%	0.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment					$ 5,000,001
Temporary Equity, Redemption Price Per Share	$ 10.15			$ 10.15
Redemption of shares					11,500,000
Cash, FDIC Insured Amount	$ 250,000			$ 250,000	$ 250,000
Shares Issued, Price Per Share						$ 10
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure					$ 250,000
Public Warrants and Placement Warrants [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	9,102,506			9,102,506
Redeemable Class A Common Stock [Member]
Property, Plant and Equipment [Line Items]
Temporary Equity, Redemption Price Per Share	$ 10.28			$ 10.28	$ 10.15
Redemption of shares	11,500,000			11,500,000	11,500,000
Shares Issued, Price Per Share					$ 10.15
Common Class A [Member]
Property, Plant and Equipment [Line Items]
Redemption of shares	11,500,000			11,500,000	11,500,000
Temporary Equity, Shares Outstanding					11,500,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 5,000,001			$ 5,000,001
State and Local Jurisdiction [Member]
Property, Plant and Equipment [Line Items]
Effective Income Tax Rate Reconciliation, Percent	26.60%	0.00%	0.00%	4.30%